Employee Benefit Plans and Postretirement Benefits - Summary of Fair Value of Plan Assets by Asset Category and Level Within Fair Value Hierarchy (Detail) - USD ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	$ 2,701		$ 2,439
Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	362		352
Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,022		1,232
Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,239		817
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	78		38
U.S. government bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	365		308
U.S. corporate bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	498		474
Non-U.S. government bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	55		353
Non-U.S. corporate bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	95		87
Other Fixed Income Securities [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	9		10
Mutual funds [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,090	[1]	682	[2]
Insurance contracts [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	149		135
US
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,207		1,139		$ 1,182
US | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	362		352
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	404		335
Level 1 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	19		15
Level 1 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	368		318
Level 1 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	17		2
Level 1 [Member] | U.S. government bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	355		305
Level 1 [Member] | Non-U.S. government bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	13		13
Level 1 [Member] | US | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	19		15
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	2,148		1,969
Level 2 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	343		337
Level 2 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	654		914
Level 2 [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,090		682
Level 2 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	61		36
Level 2 [Member] | U.S. government bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	10		3
Level 2 [Member] | U.S. corporate bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	498		474
Level 2 [Member] | Non-U.S. government bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	42		340
Level 2 [Member] | Non-U.S. corporate bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	95		87
Level 2 [Member] | Other Fixed Income Securities [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	9		10
Level 2 [Member] | Mutual funds [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,090	[1]	682	[2]
Level 2 [Member] | US | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	343		337
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	149		135
Level 3 [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	149		135
Level 3 [Member] | Insurance contracts [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	$ 149		$ 135		$ 133

[1]	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
[2]	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.